Calculation of Earnings per Share (Tables)	9 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Earnings per Share
Basic and diluted earnings per share were calculated as follows (in thousands, except per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Net income attributable to VCA Inc.	$58,231	$54,854	$168,508	$147,454
Weighted-average common shares outstanding:
Basic	80,924	80,815	80,845	81,700
Effect of dilutive potential common shares:
Stock options	270	338	287	338
Non-vested shares and units	618	642	563	706
Diluted	81,812	81,795	81,695	82,744
Basic earnings per common share	$0.72	$0.68	$2.08	$1.80
Diluted earnings per common share	$0.71	$0.67	$2.06	$1.78